Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
10	INVENTORIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Inventories	3,049,405	1,377,332	326,963

The amount of inventories recognized as an expense in cost of sales of the Group was RM 49,602,598 (USD 11,775,097) (June 30, 2024: RM 28,212,121).

10	INVENTORIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Inventories	1,863,933	3,049,405	681,355

The amount of inventories recognized as an expense in cost of sales of the Group was RM 84,102,118 (USD 18,791,669) (December 31, 2023: RM 130,201,026).